Inventories - Additional Information (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Inventories
Inventories recognized as an expense	$ 2,296,907	$ 4,023,409	$ 4,065,381
Cost of sales including depreciation	190,618	$ 471,940	$ 687,023
Deposits to suppliers for future inventory purchases	$ 1,780,430